5. DERIVATIVE LIABILITIES (Details - Fair value) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative liability, beginning balance	$ 48,055	$ 54,626
Change in derivative due to exercise of warrants	(1,487)
Fair value of expired warrant	(16)	(210)
Change in fair value of derivative liability	(23,155)	(8,513)
Foreign exchange effect on derivative liability	969	2,152
Derivative liability, ending balance	$ 24,366	$ 48,055